LEASES (Details)	12 Months Ended
Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Residual value guarantee	false
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	20 years